Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Summary of Activity on Borrower Relationships with Aggregate Debt	A summary of activity on these borrower relationships with aggregate debt greater than $120 is as follows:

Total loans at January 1, 2025	$16,131
New loans	3
Repayments	(805)
Other changes	(162)
Total loans at December 31, 2025	$15,167